Fair value measurements - Financial instruments disclosed, but not carried at fair value (Details) $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares
Financial instruments not carried at fair value
Debt	$ 727.5	$ 685.2
2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	332.8	291.2
2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	394.7	$ 394.0
Level 3 | Private Equity Securities 2 | Purchase price | Purchase price of recent transaction
Financial instruments not carried at fair value
Equity Securities, Input | $ / shares		10.0
Level 3 | Preferred Stock 2 | Purchase price | Purchase price of recent transaction
Financial instruments not carried at fair value
Equity Securities, Input | $ / shares		12,200,000
Fair Value | Level 3 | Series B preference shares
Financial instruments not carried at fair value
Redeemable preference shares	256.0	$ 186.4
Fair Value | Level 3 | 2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	328.7	294.5
Fair Value | Level 3 | 2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	407.6	394.5
Carrying Value | Series B preference shares
Financial instruments not carried at fair value
Redeemable preference shares	198.3	223.0
Carrying Value | 2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	332.8	291.2
Carrying Value | 2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	$ 394.7	$ 394.0